Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross operating revenue	R$ 38,876,857	R$ 27,113,774	R$ 23,493,711
Gross sales deductions	(2,731,380)	(1,541,718)	(1,437,991)
Net operating revenue	36,145,477	25,572,056	22,055,720
Costs, selling, general and administrative expenses	(20,389,889)	(19,286,394)	(17,443,434)
Income from operations before other operating expenses, net and equity accounting	15,755,588	6,285,662	4,612,286
Other operating income/(expenses), net	(280,450)	27,925	8,327
Equity accounting	35,322	32,393	24,551
Financial result, net	(1,867,652)	(1,591,996)	(372,414)
Income from operations before taxes	13,642,808	4,753,984	4,272,750
Depreciation and amortization	(2,676,642)	(2,790,586)	(2,450,849)
Sanitations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	32,650,986	21,513,442	18,629,959
Gross sales deductions	(2,731,380)	(1,541,718)	(1,437,991)
Net operating revenue	29,919,606	19,971,724	17,191,968
Costs, selling, general and administrative expenses	(14,303,994)	(13,811,665)	(12,689,051)
Income from operations before other operating expenses, net and equity accounting	15,615,612	6,160,059	4,502,917
Depreciation and amortization	(2,676,642)	(2,790,586)	(2,450,849)
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	6,225,871	5,600,332	4,863,752
Gross sales deductions
Net operating revenue	6,225,871	5,600,332	4,863,752
Costs, selling, general and administrative expenses	(6,085,895)	(5,474,729)	(4,754,383)
Income from operations before other operating expenses, net and equity accounting	R$ 139,976	R$ 125,603	R$ 109,369